UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               ------------------------------

Check here if Amendment; |_|   Amendment Number:
      This Amendment (Check only one.): |_|   is a restatement.
                                        |_|   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Trendstar Advisors, LLC
            --------------------------------------------------------------------
Address:    7300 College Boulevard
            --------------------------------------------------------------------
            Suite 308
            --------------------------------------------------------------------
            Overland Park, KS  66210
            --------------------------------------------------------------------

Form 13F File Number:   28-11019
                        ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kyle R. Bubeck
          -----------------------------------------------
Title:    Secretary
          -----------------------------------------------
Phone:    913-661-2900
          -----------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle R. Bubeck             Overland Park, KS              04/24/06
------------------------------   ----------------------       ------------------
          [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-                           N/A
         ------------------         ---------------------------------
         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            ------------------------------
Form 13F Information Table Entry Total:     110
                                            ------------------------------
Form 13F Information Table Value Total:     $ 385,495
                                            ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                             TrendStar Advisors, LLC
                                    FORM 13F
                                 March 31, 2006

      Name of Issuer               Title of Class   Cusip         Value    Shares/  SH/ Put/ Investmt   Other     Voting Authority
                                                                 (x$1000) Prin Amt  PRN Call Dscretn   Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES                       COM      002824100         317      7475  SH         Sole                7475
ADVANCED ENERGY INDS COM                  COM      007973100        3747    265184  SH         Sole              265184
ADVENT SOFTWARE INC COM                   COM      007974108        5061    178066  SH         Sole              178066
AFFYMETRIX INC COM                        COM      00826T108        4192    127300  SH         Sole              127300
AFLAC INC COM                             COM      001055102        1406     31150  SH         Sole               31150
ALTERA CORP                               COM      021441100        1156     56000  SH         Sole               56000
AMDOCS LTD                                COM      G02602103         152      4225  SH         Sole                4225
AMERICAN EXPRESS INC.                     COM      025816109         300      5700  SH         Sole                5700
AMERICAN INTL GROUP COM                   COM      026874107        1231     18625  SH         Sole               18625
AMERIGROUP CORP COM                       COM      03073T102        6703    318575  SH         Sole              318575
AMSURG CORP COM                           COM      03232P405        6640    292643  SH         Sole              292643
ANALOGIC CORP COM PAR $0.05               COM      032657207        5338     80635  SH         Sole               80635
APPLIED MATLS INC COM                     COM      038222105        1202     68675  SH         Sole               68675
ARBITRON INC COM                          COM      03875Q108        4539    134200  SH         Sole              134200
AZTAR CORP COM                            COM      054802103        8591    204600  SH         Sole              204600
BANKATLANTIC BANCORP                      COM      065908501        5689    395375  SH         Sole              395375
BARNES & NOBLE INC                        COM      067774109        8281    179050  SH         Sole              179050
BENCHMARK ELECTRONICS INC                 COM      08160H101        8297    216350  SH         Sole              216350
BIOSITE INC                               COM      090945106        5886    113354  SH         Sole              113354
BISYS GROUP INC                           COM      055472104        6013    446050  SH         Sole              446050
BLACK BOX CORP                            COM      091826107        8010    166711  SH         Sole              166711
BOSTON PRIVT FINL HLDG COM                COM      101119105        6350    187939  SH         Sole              187939
BOSTON SCIENTIFIC CORP                    COM      101137107         585     25400  SH         Sole               25400
BRADLEY PHARMACEUTICALS INC               COM      104576103        6241    419699  SH         Sole              419699
CABOT MICROELECTRONICS CORP               COM      12709P103        9823    264767  SH         Sole              264767
CACI INTERNATIONAL INC                    COM      127190304        8962    136300  SH         Sole              136300
CARNIVAL CORP CLASS A                     COM      143658300         469      9900  SH         Sole                9900
CBRL GROUP, INC.                          COM      12489V106        8820    200857  SH         Sole              200857
CENTENE CORP DEL                          COM      15135B101        7131    244450  SH         Sole              244450
CISCO SYS INC COM                         COM      17275R102         854     39400  SH         Sole               39400
COCA COLA CO COM                          COM      191216100         380      9075  SH         Sole                9075
COHEN & STEERS INC                        COM      19247A100        2195     89600  SH         Sole               89600
COLGATE PALMOLIVE CO COM                  COM      194162103         838     14675  SH         Sole               14675
CR BARD                                   COM      067383109         956     14100  SH         Sole               14100
CREE INC.                                 COM      225447101        9376    285775  SH         Sole              285775
DELL INC                                  COM      24702R101         889     29870  SH         Sole               29870
DIAGNOSTIC PRODUCTS CORP                  COM      252450101         531     11150  SH         Sole               11150
DIGIMARC CORP                             COM      253807101         699     93518  SH         Sole               93518
DSP GROUP                                 COM      23332B106        6461    222712  SH         Sole              222712
EFJ INC                                   COM      26843B101         296     27400  SH         Sole               27400
ETHAN ALLEN INTERIORS COM                 COM      297602104        9094    216425  SH         Sole              216425
EXPEDITORS INTL WASH INC                  COM      302130109         320      3700  SH         Sole                3700
FIRST DATA CORP                           COM      319963104         420      8967  SH         Sole                8967
FORWARD AIR CORPORATION                   COM      349853101        4786    128348  SH         Sole              128348
GENTEX CORP COM                           COM      371901109         648     37100  SH         Sole               37100
GEVITY HR INC                             COM      374393106        6754    276125  SH         Sole              276125
GOLDMAN SACHS                             COM      38141G104        1063      6775  SH         Sole                6775
H & R BLOCK INC                           COM      093671105          61      2800  SH         Sole                2800
HARMAN INTERNATIONAL                      COM      413086109         489      4400  SH         Sole                4400
ICU MEDICAL INC                           COM      44930G107        7775    214830  SH         Sole              214830
INTEL CORP COM                            COM      458140100         766     39360  SH         Sole               39360
INTERMAGNETICS GENERAL                    COM      458771102        3822    152571  SH         Sole              152571
INTERSIL CORP                             COM      46069S109         972     33600  SH         Sole               33600
INVESTORS FINANCIAL SVCS CP               COM      461915100        6149    131200  SH         Sole              131200
JABIL CIRCUIT INC                         COM      466313103        1739     40565  SH         Sole               40565
JETBLUE AIRWAYS                           COM      477143101        5260    490670  SH         Sole              490670
JOHNSON & JOHNSON COM                     COM      478160104         953     16100  SH         Sole               16100
JOHNSON CTLS INC COM                      COM      478366107        1255     16525  SH         Sole               16525
KIMBERLY CLARK CORP COM                   COM      494368103         790     13675  SH         Sole               13675
LATTICE SEMICONDUCTOR CORP                COM      518415104        2887    433414  SH         Sole              433414
LEAR CORP COM                             COM      521865105          80      4500  SH         Sole                4500
LINEAR TECHNOLOGY CORP                    COM      535678106          89      2550  SH         Sole                2550
MCDONALDS CORP COM                        COM      580135101        1021     29725  SH         Sole               29725
MEDCOHEALTH SOLUTIONS                     COM      58405U102        3300     57672  SH         Sole               57672
MEDICIS PHARMACEUTICAL CL A NEW           COM      584690309        1570     48150  SH         Sole               48150
MERCK & CO                                COM      589331107        1066     30270  SH         Sole               30270
MERCURY COMPUTER SYSTEMS INC              COM      589378108        6360    392591  SH         Sole              392591
MERGE TECHNOLOGIES INC                    COM      589981109        1934    121089  SH         Sole              121089
MICREL INC COM                            COM      594793101          77      5200  SH         Sole                5200
MICROSOFT CORP COM                        COM      594918104        1529     56185  SH         Sole               56185
MKS INSTRUMENT INC COM                    COM      55306N104        7080    302160  SH         Sole              302160
MOLECULAR DEVICES                         COM      60851C107        7909    238514  SH         Sole              238514
MONACO COACH CORP COM                     COM      60886R103        5252    391949  SH         Sole              391949
MORGAN STANLEY                            COM      617446448         801     12745  SH         Sole               12745
NORTHERN TRUST CORP                       COM      665859104         114      2175  SH         Sole                2175
NOVELLUS                                  COM      670008101         631     26300  SH         Sole               26300
OMNIVISION TECHNOLOGIES                   COM      682128103        8636    285952  SH         Sole              285952
PEPSICO INC                               COM      713448108         701     12125  SH         Sole               12125
PERFORMANCE FOOD GROUP COM                COM      713755106        8575    274920  SH         Sole              274920
PFIZER INC COM                            COM      717081103         177      7100  SH         Sole                7100
PHARMACEUTICAL PROD COM                   COM      717124101        4498    129950  SH         Sole              129950
PHOTRONICS INC.                           COM      719405102        6387    340480  SH         Sole              340480
PLEXUS CORP COM                           COM      729132100       13683    364200  SH         Sole              364200
POLYMEDICA                                COM      731738100       10246    241876  SH         Sole              241876
PROCTER GAMBLE CO                         COM      742718109         860     14917  SH         Sole               14917
SARA LEE CORP COM                         COM      803111103         411     23000  SH         Sole               23000
SCHERING PLOUGH CORP COM                  COM      806605101         811     42725  SH         Sole               42725
SEROLOGICALS CORP                         COM      817523103        4737    193672  SH         Sole              193672
SIGMA ALDRICH CORP COM                    COM      826552101         985     14975  SH         Sole               14975
SIGMATEL INC                              COM      82661W107         269     30800  SH         Sole               30800
SOURCECORP                                COM      836167106        1123     46581  SH         Sole               46581
SOUTHWEST AIRLINES                        COM      844741108         374     20775  SH         Sole               20775
STEINER LEISURE LIMITED                   COM      P8744Y102        4208    103905  SH         Sole              103905
SUPERTEX INC                              COM      868532102        4827    128300  SH         Sole              128300
SYMANTEC CORP                             COM      871503108         429     25471  SH         Sole               25471
TEXAS INSTRUMENTS INC                     COM      882508104          83      2550  SH         Sole                2550
TIFFANY & CO NEW                          COM      886547108        1030     27450  SH         Sole               27450
USEC INC.                                 COM      90333E108         678     56300  SH         Sole               56300
VARIAN SEMICONDUCTOR EQUIP                COM      922207105        5993    213425  SH         Sole              213425
WADDELL & REED FINL CL A                  COM      930059100        5706    247025  SH         Sole              247025
WATSON WYATT WORLDWIDE, INC.              COM      942712100        7679    235700  SH         Sole              235700
WCI CMNTYS INC COM                        COM      92923C104        9211    331100  SH         Sole              331100
WEIGHT WATCHERS INTERNATIONAL             COM      948626106        1654     32175  SH         Sole               32175
WILMINGTON TRUST CORP COM                 COM      971807102        6240    143950  SH         Sole              143950
WP STEWART AND COMPANY LTD                COM      G84922106        4307    204325  SH         Sole              204325
WRIGLEY WM JR CO COM                      COM      982526105         928     14500  SH         Sole               14500
WYETH COM                                 COM      983024100         884     18225  SH         Sole               18225
YAHOO! INC.                               COM      984332106         819     25400  SH         Sole               25400
YUM BRANDS                                COM      988498101         796     16300  SH         Sole               16300
ZOLL MEDICAL CORP                         COM      989922109        8126    308513  SH         Sole              308513